Intangible assets, net - Estimated amortization (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Intangible assets, net
2021	$ 7,818	$ 11,792
2022	7,818	11,792
2023	7,818	11,792
2024	7,818	11,792
2025	7,818	11,792
Thereafter	274,919	379,029
Net intangible assets	$ 314,009	$ 437,989	$ 462,738